[Hartford Life Logo]


                        Hartford Pathmaker Variable Annuity

                     Hartford Life & Annuity Insurance Company


                                        1999
                                    Annual Report

 SEPARATE ACCOUNT SIX
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

                                            PUTNAM
                              PUTNAM        GROWTH
                           GLOBAL GROWTH  AND INCOME
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------
ASSETS:
  Investments:
    Putnam VT Global
     Growth Fund
        Shares 58,363
        Cost $978,520
      Market Value.......   $1,779,481        --
    Putnam VT Growth and
     Income Fund
        Shares 152,685
        Cost $4,203,492
      Market Value.......      --         $4,091,958
    Putnam VT Global
     Asset Allocation
     Fund
        Shares 102,690
        Cost $1,506,670
      Market Value.......      --             --
    Putnam VT Income Fund
        Shares 107,882
        Cost $1,401,981
      Market Value.......      --             --
    Putnam VT New
     Opportunities Fund
        Shares 271,177
        Cost $5,406,633
      Market Value.......      --             --
    Putnam VT Money
     Market Fund
        Shares 2,446,311
        Cost $2,446,311
      Market Value.......      --             --
    Putnam VT Diversified
     Income Fund
        Shares 95,589
        Cost $1,005,096
      Market Value.......      --             --
    Putnam VT
     International Growth
     Fund
        Shares 1,155,338
        Cost $13,435,013
      Market Value.......      --             --
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --              4,844
  Receivable for fund
   shares sold...........           83        --
                            ----------    ----------
  Total Assets...........    1,779,564     4,096,802
                            ----------    ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............           83        --
  Payable for fund shares
   purchased.............      --              4,844
                            ----------    ----------
  Total Liabilities......           83         4,844
                            ----------    ----------
  Net Assets (variable
   annuity contract
   liabilities)..........   $1,779,481    $4,091,958
                            ==========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _______________________________________ 2 ______________________________________

                              PUTNAM                     PUTNAM        PUTNAM       PUTNAM        PUTNAM
                           GLOBAL ASSET    PUTNAM          NEW          MONEY     DIVERSIFIED  INTERNATIONAL
                            ALLOCATION     INCOME     OPPORTUNITIES    MARKET       INCOME        GROWTH
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------  -------------  -----------  -----------  -------------
ASSETS:
  Investments:
    Putnam VT Global
     Growth Fund
        Shares 58,363
        Cost $978,520
      Market Value.......      --            --            --            --          --             --
    Putnam VT Growth and
     Income Fund
        Shares 152,685
        Cost $4,203,492
      Market Value.......      --            --            --            --          --             --
    Putnam VT Global
     Asset Allocation
     Fund
        Shares 102,690
        Cost $1,506,670
      Market Value.......   $2,013,742       --            --            --          --             --
    Putnam VT Income Fund
        Shares 107,882
        Cost $1,401,981
      Market Value.......      --        $1,350,688        --            --          --             --
    Putnam VT New
     Opportunities Fund
        Shares 271,177
        Cost $5,406,633
      Market Value.......      --            --        $11,807,028       --          --             --
    Putnam VT Money
     Market Fund
        Shares 2,446,311
        Cost $2,446,311
      Market Value.......      --            --            --        $2,446,311      --             --
    Putnam VT Diversified
     Income Fund
        Shares 95,589
        Cost $1,005,096
      Market Value.......      --            --            --            --        $949,201         --
    Putnam VT
     International Growth
     Fund
        Shares 1,155,338
        Cost $13,435,013
      Market Value.......      --            --            --            --          --         $25,013,057
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --            --            --            --          --             --
  Receivable for fund
   shares sold...........           77           52         11,296          126          36          32,728
                            ----------   ----------    -----------   ----------    --------     -----------
  Total Assets...........    2,013,819    1,350,740     11,818,324    2,446,437     949,237      25,045,785
                            ----------   ----------    -----------   ----------    --------     -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............           76           52         11,298       --              37          32,730
  Payable for fund shares
   purchased.............      --            --            --            --          --             --
                            ----------   ----------    -----------   ----------    --------     -----------
  Total Liabilities......           76           52         11,298       --              37          32,730
                            ----------   ----------    -----------   ----------    --------     -----------
  Net Assets (variable
   annuity contract
   liabilities)..........   $2,013,743   $1,350,688    $11,807,026   $2,446,437    $949,200     $25,013,055
                            ==========   ==========    ===========   ==========    ========     ===========

_______________________________________ 3 ______________________________________

 SEPARATE ACCOUNT SIX
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999

                              ONE GROUP
                           INVESTMENT TRUST
                                 BOND
                             SUB-ACCOUNT
                           ----------------
ASSETS:
  Investments:
    One Group Investment
     Trust Bond Portfolio
        Shares 6,157,795
        Cost $63,666,463
      Market Value.......    $61,454,794
    One Group Investment
     Trust Diversified
     Equity Portfolio
        Shares 3,610,027
        Cost $55,398,533
      Market Value.......       --
    One Group Investment
     Trust Mid Cap
     Portfolio
        Shares 1,215,616
        Cost $16,124,914
      Market Value.......       --
    One Group Investment
     Trust Large Cap
     Growth Portfolio
        Shares 1,067,080
        Cost $18,023,031
      Market Value.......       --
    One Group Investment
     Trust Mid Cap Value
     Portfolio
        Shares 2,262,042
        Cost $24,574,390
      Market Value.......       --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --
  Receivable for fund
   shares sold...........         79,583
                             -----------
  Total Assets...........     61,534,377
                             -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............         80,118
  Payable for fund shares
   purchased.............       --
                             -----------
  Total Liabilities......         80,118
                             -----------
  Net Assets (variable
   annuity contract
   liabilities)..........    $61,454,259
                             ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _______________________________________ 4 ______________________________________

                                                  ONE GROUP         ONE GROUP         ONE GROUP
                               ONE GROUP       INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST
                            INVESTMENT TRUST     DIVERSIFIED        LARGE CAP          MID CAP
                           DIVERSIFIED EQUITY      MID CAP            GROWTH            VALUE
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  ----------------  ----------------  ----------------
ASSETS:
  Investments:
    One Group Investment
     Trust Bond Portfolio
        Shares 6,157,795
        Cost $63,666,463
      Market Value.......        --                 --                                  --
    One Group Investment
     Trust Diversified
     Equity Portfolio
        Shares 3,610,027
        Cost $55,398,533
      Market Value.......     $63,428,180           --                --                --
    One Group Investment
     Trust Mid Cap
     Portfolio
        Shares 1,215,616
        Cost $16,124,914
      Market Value.......        --              $18,453,046          --                --
    One Group Investment
     Trust Large Cap
     Growth Portfolio
        Shares 1,067,080
        Cost $18,023,031
      Market Value.......        --                 --             $28,341,649          --
    One Group Investment
     Trust Mid Cap Value
     Portfolio
        Shares 2,262,042
        Cost $24,574,390
      Market Value.......        --                 --                --             $23,502,621
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                 --                --                --
  Receivable for fund
   shares sold...........          92,192             21,496            34,879            32,284
                              -----------        -----------       -----------       -----------
  Total Assets...........      63,520,372         18,474,542        28,376,528        23,534,905
                              -----------        -----------       -----------       -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............          82,044             21,492            31,008            32,289
  Payable for fund shares
   purchased.............        --                 --                --                --
                              -----------        -----------       -----------       -----------
  Total Liabilities......          82,044             21,492            31,008            32,289
                              -----------        -----------       -----------       -----------
  Net Assets (variable
   annuity contract
   liabilities)..........     $63,438,328        $18,453,050       $28,345,520       $23,502,616
                              ===========        ===========       ===========       ===========

_______________________________________ 5 ______________________________________

 SEPARATE ACCOUNT SIX
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMEMBER 31, 1999

                                         UNITS
                                       OWNED BY        UNIT       CONTRACT
                                     PARTICIPANTS     PRICE      LIABILITY
                                     -------------  ----------  ------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Putnam VT Global Growth Fund.....         55,734  $31.928296  $  1,779,481
  Putnam VT Growth and Income
   Fund............................        308,369   13.262071     4,089,610
  Putnam VT Global Asset Allocation
   Fund............................        103,542   19.423564     2,011,152
  Putnam VT Income Fund............        106,790   12.648066     1,350,688
  Putnam VT New Opportunities
   Fund............................        452,194   26.094337    11,799,697
  Putnam VT Money Market Fund......      2,223,809    1.100111     2,446,437
  Putnam VT Diversified Income
   Fund............................         76,542   12.401034       949,200
  Putnam VT International Growth
   Fund............................      1,230,231   20.308624    24,984,299
  One Group Investment Trust Bond
   Portfolio.......................      5,503,251   11.160398    61,418,471
  One Group Investment Trust
   Diversified Equity Portfolio....      3,082,782   20.562599    63,390,018
  One Group Investment Trust
   Diversified Mid Cap Portfolio...        971,492   18.982582    18,441,433
  One Group Investment Trust Large
   Cap Growth Portfolio............      1,012,583   27.966253    28,318,143
  One Group Investment Trust Mid
   Cap Value Portfolio.............      2,196,338   10.694248    23,488,181
                                                                ------------
  SUB-TOTAL........................                              244,466,810
                                                                ------------
ANNUITY CONTRACTS IN THE ANNUITY
 PERIOD:
  Putnam VT Growth and Income
   Fund............................            177   13.262071         2,348
  Putnam VT Global Asset Allocation
   Fund............................            133   19.423564         2,591
  Putnam VT New Opportunities
   Fund............................            281   26.094337         7,329
  Putnam VT International Growth
   Fund............................          1,416   20.308624        28,756
  One Group Investment Trust Bond
   Portfolio.......................           3207   11.160398        35,788
  One Group Investment Trust
   Diversified Equity Portfolio....          2,349   20.562599        48,310
  One Group Investment Trust
   Diversified Mid Cap Portfolio...            612   18.982582        11,617
  One Group Investment Trust Large
   Cap Growth Portfolio............            979   27.966253        27,377
  One Group Investment Trust Mid
   Cap Value Portfolio.............           1350   10.694248        14,435
                                                                ------------
  SUB-TOTAL........................                                  178,551
                                                                ------------
GRAND TOTAL:.......................                             $244,645,361
                                                                ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _______________________________________ 6 ______________________________________

                      [This page intentionally left blank]

 SEPARATE ACCOUNT SIX
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

                              PUTNAM
                           GLOBAL GROWTH
                            SUB-ACCOUNT
                           -------------
INVESTMENT INCOME:
  Dividends..............    $  4,510
EXPENSES:
  Mortality and expense
   undertakings..........     (14,752)
                             --------
    Net investment (loss)
     income..............     (10,242)
                             --------
CAPITAL GAINS INCOME.....      93,915
                             --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       6,480
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     579,859
                             --------
    Net gain (loss) on
     investments.........     586,339
                             --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $670,012
                             ========

* Formerly Putnam U.S. Government and High Quality Bond Sub-Account. Change effective on April 9, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _______________________________________ 8 ______________________________________

                             PUTNAM        PUTNAM                       PUTNAM        PUTNAM       PUTNAM        PUTNAM
                             GROWTH     GLOBAL ASSET     PUTNAM           NEW          MONEY     DIVERSIFIED  INTERNATIONAL
                           AND INCOME    ALLOCATION      INCOME      OPPORTUNITIES    MARKET       INCOME        GROWTH
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT *   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  ------------  -------------  -------------  -----------  -----------  -------------
INVESTMENT INCOME:
  Dividends..............   $  41,815     $ 38,938      $  68,431     $  --          $ 92,724     $ 73,752     $   --
EXPENSES:
  Mortality and expense
   undertakings..........     (43,722)     (24,100)       (16,437)      (118,806)     (24,375)     (12,476)       (287,999)
                            ---------     --------      ---------     ----------     --------     --------     -----------
    Net investment (loss)
     income..............      (1,907)      14,838         51,994       (118,806)      68,349       61,276        (287,999)
                            ---------     --------      ---------     ----------     --------     --------     -----------
CAPITAL GAINS INCOME.....     208,666      109,253         20,416        114,741       --           --             --
                            ---------     --------      ---------     ----------     --------     --------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (2,649)       6,175         (1,066)       996,977       --           (7,289)      2,343,734
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (248,252)      64,903       (115,946)     4,543,031       --          (51,503)      9,012,331
                            ---------     --------      ---------     ----------     --------     --------     -----------
    Net gain (loss) on
     investments.........    (250,901)      71,078       (117,012)     5,540,008       --          (58,792)     11,356,065
                            ---------     --------      ---------     ----------     --------     --------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ (44,142)    $195,169      $ (44,602)    $5,535,943     $ 68,349     $  2,484     $11,068,066
                            =========     ========      =========     ==========     ========     ========     ===========

* Formerly Putnam U.S. Government and High Quality Bond Sub-Account. Change effective on April 9, 1999.

_______________________________________ 9 ______________________________________

 SEPARATE ACCOUNT SIX
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                              ONE GROUP
                           INVESTMENT TRUST
                                 BOND
                            SUB-ACCOUNT**
                           ----------------
INVESTMENT INCOME:
  Dividends..............    $ 3,432,756
EXPENSES:
  Mortality and expense
   undertakings..........       (743,137)
                             -----------
    Net investment income
     (loss)..............      2,689,619
                             -----------
CAPITAL GAINS INCOME.....       --
                             -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........        (18,051)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (4,262,648)
                             -----------
    Net (loss) gain on
     investments.........     (4,280,699)
                             -----------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....    $(1,591,080)
                             ===========

** Formerly Pegasus Bond Fund Sub-Account, Pegasus Growth & Value Fund
   Sub-Account, Pegasus Mid-Cap Opportunity Fund Sub-Account, Pegasus Growth Fund Sub-Account, and Pegasus Intrinsic Value Fund Sub-Account, respectively. Change effective on May 1, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ______________________________________ 10 ______________________________________

                                                  ONE GROUP         ONE GROUP         ONE GROUP
                               ONE GROUP       INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST
                            INVESTMENT TRUST     DIVERSIFIED        LARGE CAP          MID CAP
                           DIVERSIFIED EQUITY      MID CAP            GROWTH            VALUE
                             SUB-ACCOUNT**      SUB-ACCOUNT**     SUB-ACCOUNT**     SUB-ACCOUNT**
                           ------------------  ----------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............      $  325,763         $   27,333        $   34,528        $ 240,197
EXPENSES:
  Mortality and expense
   undertakings..........        (753,532)          (213,881)         (323,739)        (274,716)
                               ----------         ----------        ----------        ---------
    Net investment income
     (loss)..............        (427,769)          (186,548)         (289,211)         (34,519)
                               ----------         ----------        ----------        ---------
CAPITAL GAINS INCOME.....       5,744,140          1,240,250         4,807,777          --
                               ----------         ----------        ----------        ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........         148,991            225,565           369,717          136,211
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (816,410)           352,236           920,641         (552,866)
                               ----------         ----------        ----------        ---------
    Net (loss) gain on
     investments.........        (667,419)           577,801         1,290,358         (416,655)
                               ----------         ----------        ----------        ---------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....      $4,648,952         $1,631,503        $5,808,924        $(451,174)
                               ==========         ==========        ==========        =========

** Formerly Pegasus Bond Fund Sub-Account, Pegasus Growth & Value Fund
   Sub-Account, Pegasus Mid-Cap Opportunity Fund Sub-Account, Pegasus Growth Fund Sub-Account, and Pegasus Intrinsic Value Fund Sub-Account, respectively. Change effective on May 1, 1999.

______________________________________ 11 ______________________________________

 SEPARATE ACCOUNT SIX
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                            PUTNAM
                              PUTNAM        GROWTH
                           GLOBAL GROWTH  AND INCOME
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------
OPERATIONS:
  Net investment (loss)
   income................   $  (10,242)   $   (1,907)
  Capital gains income...       93,915       208,666
  Net realized gain
   (loss) on security
   transactions..........        6,480        (2,649)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      579,859      (248,252)
                            ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      670,012       (44,142)
                            ----------    ----------
UNIT TRANSACTIONS:
  Purchases..............        4,626       145,483
  Net transfers..........       89,406     1,497,903
  Surrenders for benefit
   payments and fees.....      (61,383)     (186,705)
  Net annuity
   transactions..........      --               (374)
                            ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       32,649     1,456,307
                            ----------    ----------
  Total increase
   (decrease) in net
   assets................      702,661     1,412,165
NET ASSETS:
  Beginning of Year......    1,076,820     2,679,793
                            ----------    ----------
  End of Year............   $1,779,481    $4,091,958
                            ==========    ==========

* Formerly Putnam U.S. Government and High Quality Bond Sub-Account. Change effective on April 9, 1999.
FOR THE YEAR ENDED DECEMBER 31, 1998

                                            PUTNAM
                              PUTNAM        GROWTH
                           GLOBAL GROWTH  AND INCOME
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $    9,537    $      218
  Capital gains income...      111,701       185,466
  Net realized gain
   (loss) on security
   transactions..........          291          (452)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      102,969        66,310
                            ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      224,498       251,542
                            ----------    ----------
UNIT TRANSACTIONS:
  Purchases..............       46,437       793,410
  Net transfers..........       78,461       442,997
  Surrenders for benefit
   payments and fees.....      (31,351)      (83,110)
  Net annuity
   transactions..........      --              2,449
                            ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       93,547     1,155,746
                            ----------    ----------
  Total increase
   (decrease) in net
   assets................      318,045     1,407,288
NET ASSETS:
  Beginning of Year......      758,775     1,272,505
                            ----------    ----------
  End of Year............   $1,076,820    $2,679,793
                            ==========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ______________________________________ 12 ______________________________________

                              PUTNAM                       PUTNAM        PUTNAM       PUTNAM        PUTNAM
                           GLOBAL ASSET     PUTNAM           NEW          MONEY     DIVERSIFIED  INTERNATIONAL
                            ALLOCATION      INCOME      OPPORTUNITIES    MARKET       INCOME        GROWTH
                           SUB-ACCOUNT   SUB-ACCOUNT *   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  -------------  -----------  -----------  -------------
OPERATIONS:
  Net investment (loss)
   income................   $   14,838    $   51,994     $  (118,806)  $   68,349    $  61,276    $  (287,999)
  Capital gains income...      109,253        20,416         114,741       --           --            --
  Net realized gain
   (loss) on security
   transactions..........        6,175        (1,066)        996,977       --           (7,289)     2,343,734
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       64,903      (115,946)      4,543,031       --          (51,503)     9,012,331
                            ----------    ----------     -----------   ----------    ---------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      195,169       (44,602)      5,535,943       68,349        2,484     11,068,066
                            ----------    ----------     -----------   ----------    ---------    -----------
UNIT TRANSACTIONS:
  Purchases..............       33,517        16,795         202,431      192,372       10,402        443,861
  Net transfers..........     (154,589)      257,986      (1,493,996)   1,163,173      130,929     (5,744,538)
  Surrenders for benefit
   payments and fees.....     (110,974)      (93,102)       (748,227)    (647,370)    (109,661)    (1,834,582)
  Net annuity
   transactions..........        2,398       --                 (525)      --           --             (2,512)
                            ----------    ----------     -----------   ----------    ---------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (229,648)      181,679      (2,040,317)     708,175       31,670     (7,137,771)
                            ----------    ----------     -----------   ----------    ---------    -----------
  Total increase
   (decrease) in net
   assets................      (34,479)      137,077       3,495,626      776,524       34,154      3,930,295
NET ASSETS:
  Beginning of Year......    2,048,222     1,213,611       8,311,400    1,669,913      915,046     21,082,760
                            ----------    ----------     -----------   ----------    ---------    -----------
  End of Year............   $2,013,743    $1,350,688     $11,807,026   $2,446,437     $949,200    $25,013,055
                            ==========    ==========     ===========   ==========    =========    ===========

* Formerly Putnam U.S. Government and High Quality Bond Sub-Account. Change effective on April 9, 1999.

                              PUTNAM                       PUTNAM        PUTNAM       PUTNAM        PUTNAM
                           GLOBAL ASSET     PUTNAM           NEW          MONEY     DIVERSIFIED  INTERNATIONAL
                            ALLOCATION      INCOME      OPPORTUNITIES    MARKET       INCOME        GROWTH
                           SUB-ACCOUNT   SUB-ACCOUNT *   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  -------------  -----------  -----------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $   14,578    $   27,895     $  (89,174)   $   37,623    $ 25,963     $  (171,930)
  Capital gains income...      177,309         1,038         75,909        --          16,707         --
  Net realized gain
   (loss) on security
   transactions..........       (2,963)          698        110,479        --          (3,176)        265,348
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       24,984        25,250      1,399,894        --         (70,486)      2,795,996
                            ----------    ----------     ----------    ----------    --------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      213,908        54,881      1,497,108        37,623     (30,992)      2,889,414
                            ----------    ----------     ----------    ----------    --------     -----------
UNIT TRANSACTIONS:
  Purchases..............       32,458       190,099      2,065,296        31,059     104,583       4,248,398
  Net transfers..........       67,284       375,196        294,750     1,049,744      80,334       1,667,912
  Surrenders for benefit
   payments and fees.....      (69,394)     (109,112)      (301,272)     (219,528)    (55,847)       (829,696)
  Net annuity
   transactions..........      --            --               4,138        --          --              17,813
                            ----------    ----------     ----------    ----------    --------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       30,348       456,183      2,062,912       861,275     129,070       5,104,427
                            ----------    ----------     ----------    ----------    --------     -----------
  Total increase
   (decrease) in net
   assets................      244,256       511,064      3,560,020       898,898      98,078       7,993,841
NET ASSETS:
  Beginning of Year......    1,803,966       702,547      4,751,380       771,015     816,968      13,088,919
                            ----------    ----------     ----------    ----------    --------     -----------
  End of Year............   $2,048,222    $1,213,611     $8,311,400    $1,669,913    $915,046     $21,082,760
                            ==========    ==========     ==========    ==========    ========     ===========

______________________________________ 13 ______________________________________

 SEPARATE ACCOUNT SIX
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                              ONE GROUP          ONE GROUP
                           INVESTMENT TRUST   INVESTMENT TRUST
                                 BOND        DIVERSIFIED EQUITY
                            SUB-ACCOUNT**      SUB-ACCOUNT**
                           ----------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................    $ 2,689,619        $  (427,769)
  Capital gains income...       --                5,744,140
  Net realized (loss)
   gain on security
   transactions..........        (18,051)           148,991
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (4,262,648)          (816,410)
                             -----------        -----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............     (1,591,080)         4,648,952
                             -----------        -----------
UNIT TRANSACTIONS:
  Purchases..............        959,882          1,197,812
  Net transfers..........      8,525,105          3,883,533
  Surrenders for benefit
   payments and fees.....     (5,018,069)        (4,856,376)
  Net annuity
   transactions..........         (2,587)            (5,180)
                             -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      4,464,331            219,789
                             -----------        -----------
  Total increase in net
   assets................      2,873,251          4,868,741
NET ASSETS:
  Beginning of Year......     58,581,008         58,569,587
                             -----------        -----------
  End of Year............    $61,454,259        $63,438,328
                             ===========        ===========

 ** Formerly Pegasus Bond Fund Sub-Account, Pegasus Growth & Value Fund Sub-Account, Pegasus Mid-Cap Opportunity Fund
     Sub-Account, Pegasus Growth Fund Sub-Account, and Pegasus Intrinsic Value Fund Sub-Account, respectively. Change effective on May 1, 1999.

 FOR THE YEAR ENDED DECEMBER 31, 1998

                              ONE GROUP          ONE GROUP
                           INVESTMENT TRUST   INVESTMENT TRUST
                                 BOND        DIVERSIFIED EQUITY
                            SUB-ACCOUNT**      SUB-ACCOUNT**
                           ----------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................    $ 1,844,611        $  (329,290)
  Capital gains income...         54,563          1,305,090
  Net realized gain
   (loss) on security
   transactions..........         75,140             13,890
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      1,274,499          4,446,694
                             -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      3,248,813          5,436,384
                             -----------        -----------
UNIT TRANSACTIONS:
  Purchases..............     13,411,848         11,774,494
  Net transfers..........     12,556,284          5,997,435
  Surrenders for benefit
   payments and fees.....     (2,742,073)        (2,489,809)
  Net annuity
   transactions..........         37,197             46,105
                             -----------        -----------
  Net increase in net
   assets resulting from
   unit transactions.....     23,263,256         15,328,225
                             -----------        -----------
  Total increase in net
   assets................     26,512,069         20,764,609
NET ASSETS:
  Beginning of Year......     32,068,939         37,804,978
                             -----------        -----------
  End of Year............    $58,581,008        $58,569,587
                             ===========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ______________________________________ 14 ______________________________________

                              ONE GROUP         ONE GROUP         ONE GROUP
                           INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST
                             DIVERSIFIED        LARGE CAP          MID CAP
                               MID CAP            GROWTH            VALUE
                            SUB-ACCOUNT**     SUB-ACCOUNT**     SUB-ACCOUNT**
                           ----------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................    $  (186,548)      $  (289,211)      $   (34,519)
  Capital gains income...      1,240,250         4,807,777          --
  Net realized (loss)
   gain on security
   transactions..........        225,565           369,717           136,211
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................        352,236           920,641          (552,866)
                             -----------       -----------       -----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............      1,631,503         5,808,924          (451,174)
                             -----------       -----------       -----------
UNIT TRANSACTIONS:
  Purchases..............        319,684           514,206           431,923
  Net transfers..........        600,376           (25,110)        3,318,798
  Surrenders for benefit
   payments and fees.....     (1,342,898)       (1,945,281)       (1,738,123)
  Net annuity
   transactions..........         (1,199)           (2,916)           (1,532)
                             -----------       -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (424,037)       (1,459,101)        2,011,066
                             -----------       -----------       -----------
  Total increase in net
   assets................      1,207,466         4,349,823         1,559,892
NET ASSETS:
  Beginning of Year......     17,245,584        23,995,697        21,942,724
                             -----------       -----------       -----------
  End of Year............    $18,453,050       $28,345,520       $23,502,616
                             ===========       ===========       ===========

                              ONE GROUP         ONE GROUP         ONE GROUP
                           INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST
                             DIVERSIFIED        LARGE CAP          MID CAP
                               MID CAP            GROWTH            VALUE
                            SUB-ACCOUNT**     SUB-ACCOUNT**     SUB-ACCOUNT**
                           ----------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................    $  (193,150)      $  (273,885)      $    91,019
  Capital gains income...        336,801            42,400           433,762
  Net realized gain
   (loss) on security
   transactions..........          5,967           476,908              (822)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        464,536         6,521,570        (1,469,803)
                             -----------       -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        614,154         6,766,993          (945,844)
                             -----------       -----------       -----------
UNIT TRANSACTIONS:
  Purchases..............      3,563,145         4,753,176         4,542,105
  Net transfers..........      2,904,407        (1,623,013)        5,818,595
  Surrenders for benefit
   payments and fees.....       (644,796)         (918,207)         (832,038)
  Net annuity
   transactions..........         12,144            19,094            17,963
                             -----------       -----------       -----------
  Net increase in net
   assets resulting from
   unit transactions.....      5,834,900         2,231,050         9,546,625
                             -----------       -----------       -----------
  Total increase in net
   assets................      6,449,054         8,998,043         8,600,781
NET ASSETS:
  Beginning of Year......     10,796,530        14,997,654        13,341,943
                             -----------       -----------       -----------
  End of Year............    $17,245,584       $23,995,697       $21,942,724
                             ===========       ===========       ===========

______________________________________ 15 ______________________________________

 SEPARATE ACCOUNT SIX
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

 1.  ORGANIZATION:

    Separate Account Six (the Account) is a separate investment account within Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractowners of the Company in various mutual funds (the Funds) as directed by the contractowners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ASSET TRANSFER:

    On May 1, 1999, the shares of Pegasus Bond Fund Sub-Account, Pegasus
    Growth & Value Fund Sub-Account, Pegasus Mid-Cap Opportunity Fund Sub-Account, Pegasus Growth Fund Sub-Account, and Pegasus Intrinsic Value Fund Sub-Account were exchanged for shares of One Group Investment Trust Bond Sub-Account, One Group Investment Trust Diversified Equity Sub-Account, One Group Investment Trust Diversified Mid Cap Sub-Account, One Group Investment Trust Large Cap Growth Sub-Account, and One Group Investment Trust Mid Cap Value Sub-Account, respectively. As the exchange was dollar-for-dollar, no gains or losses were recognized by the Account.

 4.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.25% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.15% of the Account's average daily net assets.

   b) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

______________________________________ 16 ______________________________________

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SIX AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Six (Putnam Global Growth, Putnam Growth and Income, Putnam Global Asset Allocation, Putnam Income, Putnam New Opportunities, Putnam Money Market, Putnam Diversified Income, Putnam International Growth, One Group Investment Trust Bond, One Group Investment Trust Diversified Equity, One Group Investment Trust Diversified Mid Cap, One Group Investment Trust Large Cap Growth, and One Group Investment Trust Mid Cap Value sub-accounts), (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and the changes in its net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 17, 2000                                            ARTHUR ANDERSEN LLP

______________________________________ 17 ______________________________________

Hartford Life Insurance Companies                      BULK RATE
P.O. Box 2999                                          U.S. POSTAGE
Hartford, CT 06104-2999                                PAID
                                                       PERMIT #20
                                                       HOLLISTON, MA 01746



HV-2235-1

Printed in U.S.A. [Registered Trademark] 2000 The Hartford, Hartford, CT 06115